POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED APRIL 4, 2014 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 30, 2013,

AS SUPPLEMENTED MARCH 7, 2014

Effective April 5, 2014, Joshua Betts no longer is a Portfolio Manager of the PowerShares DWA Momentum Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares Fundamental Pure Large Core Portfolio, PowerShares Fundamental Pure Large Growth Portfolio, PowerShares Fundamental Pure Large Value Portfolio, PowerShares Fundamental Pure Mid Core Portfolio, PowerShares Fundamental Pure Mid Growth Portfolio, PowerShares Fundamental Pure Mid Value Portfolio, PowerShares Fundamental Pure Small Core Portfolio, PowerShares Fundamental Pure Small Growth Portfolio, PowerShares Fundamental Pure Small Value Portfolio and PowerShares Golden Dragon China Portfolio. Accordingly, on that date, all information and references related to him are hereby removed from the Statement of Additional Information.

Please Retain This Supplement For Future Reference.

P-PS-SAI SUP-1 040414